NATIXIS FUNDS TRUST I

July 13, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 002-98326 and 811-04323)

Dear Sir or Madam:

On behalf of Natixis Funds Trust I, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Absolute Asia Dynamic Equity Fund (the “Fund”). These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated May 1, 2011, supplemented as of June 24, 2011, as filed under Rule 497(e) on June 24, 2011.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary

Natixis Funds Trust I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase